LAND USE RIGHT, NET (Tables)	12 Months Ended
Dec. 31, 2018
LAND USE RIGHT, NET (Tables)
Schedule of land use right, net
	December 31,	December 31,
	2018	2017

Land use right, cost	$2,404,587	$2,525,658
Less: Accumulated amortization	(152,376)	(109,445)
Land use right, net	$2,252,211	$2,416,213